Loans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Stage 2 performing loans measured at stage 1 would be lower than total recognized IFRS 9 ECL	$ 731	$ 743
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 414	938
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ (249)	(204)
Probability weighting percentage	100.00%
Modified Loans [member] | Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1	$ 1,461	5,287
Modified Loans [member] | Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 2 or 3, amortized cost	$ 654	$ 10,498